Accrued Liabilities, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 4,225	$ 2,361
Vessels’ operating and voyage expenses	1,808	1,009
Commissions	139	143
Interest on derivatives and other finance expenses	566	65
General and administrative expenses	145	88
Total	$ 6,883	$ 3,666